Income Taxes - Schedule of Income Before Income Tax, Domestic and Foreign (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Domestic	$ (3,218)	$ (5,174)
Foreign	(7,498)	(4,560)
Net loss	$ (10,720)	$ (9,734)